EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of employee benefits [Abstract]
Disclosure of employee benefits

	US Dollars
Figures in millions	2023	2022	2021
Salaries and wages (1)	691	656	609
Pension costs (2)	20	20	20
Share-based payment expense (note 8)	15	18	22
Other (3)	26	22	31
Included in cost of sales, other expenses and corporate administration, marketing and related expenses	752	716	682

Disclosure of number of employees	The average number of attributable employees (including contractors) was:

Average number of employees	2023*	2022	2021
Africa	21,734	19,807	17,260
Australia	1,741	1,532	1,332
Americas	8,565	9,498	9,972
Other, including corporate and non-gold producing subsidiaries	1,618	1,757	1,997
Total	33,658	32,594	30,561
* The approximate number of contractors employed on average during 2023 was 19,615 (2022: 18,599; 2021: 16,384).